SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	9 Months Ended
Sep. 30, 2012
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

Description	Balance at Beginning of Period	Charged to Costs and Expenses	Charged to Other Accounts	Deductions	Balance at End of Period
	(In thousands)
Year ended December 31, 2009:
Allowance for doubtful accounts	$1,400	$480	$—	$818	$1,062
Deferred tax asset valuation allowance	$9,747	$6,044	$—	$—	$15,791
Year ended December 31, 2010:
Allowance for doubtful accounts	$1,062	$404	$—	$516	$950
Deferred tax asset valuation allowance	$15,791	$(1,867)	$—	$—	$13,924
Year ended December 31, 2011:
Allowance for doubtful accounts	$950	$426	$—	$651	$725
Deferred tax asset valuation allowance	$13,924	$2,028	$—	$—	$15,952